Transactions with Related Parties - Summary of Revenues (Expenses) with Other Related Parties (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Otayconnect, S. de R.L. de C.V. [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Commercial revenues	$ 3,030	$ 2,463	$ 1,681
Las Nuevas Delicias Gastronómicas, S. de R L. de C.V [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Commercial revenues	41,525	26,506	8,645
Fly by Wings, S.A. de C.V. (Independent Director) [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Commercial revenues	39,162	27,428	40,325
Ingeniería y Economía del Transporte, S.A. [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Technical advisory	16,918	6,254	14,620
Servicios Empresariales De Alta Calidad S A De C V Shareholder [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Commercial revenues		30	19
Operadora de Alimentos y Malteadas, S.A.P.I. de C.V. (Independent Director) [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Commercial revenues	43,066	32,853	5,486
Restaurantes SUSHI ITTO, S.A. de C.V. (Independent Director)
Disclosure Of Transactions Between Related Parties [Line Items]
Commercial revenues	3,645	2,362
Beer Factory Mexico, S.A. de C.V. (Independent Director) [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Commercial revenues	$ 1,371	$ 2,970